Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from operations					$ 1,498,591		$ 1,941,118
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on Trust Account					(2,782,552)		(3,130,199)
Changes in operating assets and liabilities:
Prepaid expenses, non-current					27,739		(35,000)
Accrued expenses and other payables					851,112		674,635
Due to related parties					368,981		173,389
Total cash provided by (used in) operating activities					(36,129)		(376,057)
CASH FLOWS FROM INVESTING ACTIVITIES
Principal deposited in Trust Account					(550,000)		(70,242,000)
Cash withdrawn from Trust Account in connection with redemption					62,154,467		71,915,996
Purchase of investments in the Trust Account							(72,605,996)
Total cash used in investing activities					61,604,467		(70,932,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of ordinary shares							69,000,000
Proceeds from issuance of Private Units							4,092,000
Proceeds from interests-free borrowings from related parties					572,500		690,000
Payment of underwriting discount							(1,612,500)
Proceeds from Unit Purchase Option							100
Redemption of ordinary shares					(62,154,467)
Payment to related party							(368,066)
Payment of offering costs							(478,423)
Net cash provided by financing activities					(61,581,967)		71,323,111
Effect of exchange rate changes
Net change in cash and cash equivalents					(13,629)		15,054
Cash and cash equivalents beginning of the year		$ 1,425	$ 15,054		15,054
Cash and cash equivalents end of the year					1,425		15,054
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid
Interest paid
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Deferred offering costs included in accrued expenses							3,640
Deferred offering costs paid by related party							13,429
Deferred offering costs adjusted from prepaid expenses							60
Deferred offering costs charged to APIC							865,199
Deferred offering cost related to fair value of Unit Purchase Option net of proceeds							10,681
Allocation of offering costs to ordinary shares subject to redemption							4,770,382
Reclassification of ordinary shares subject to redemption							67,274,310
Remeasurement adjustment on class A ordinary shares subject to possible redemption							8,427,382
Subsequent measurement of ordinary shares subject to possible redemption					3,332,552		3,130,199
Deferred underwriting commission charged to APIC							2,415,000
HCYC Group Company Limited [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from operations				(792,883)		18,206
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense				15,514		11,219
Deferred tax expenses				14,915		37,227
Right-of-use assets amortization				118,820		99,827
Changes in operating assets and liabilities:
Accounts receivable				(499,451)		289,467
Prepaid expenses and other current assets				13,036		(8,957)
Accounts payable				344,517		(205,622)
Right-of-use assets						(283,944)
Lease liabilities				(122,780)		186,644
Long-term deposit				642		(23,300)
Prepaid expenses, non-current				6,005		(5,981)
Accrued expenses and other payables				(342)		2,280
Total cash provided by (used in) operating activities				(902,007)		117,066
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment				(9,986)		(50,168)
Total cash used in investing activities				(9,986)		(50,168)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from interests-free borrowings from related parties				619,955		502,866
Contribution from shareholders						9,999
Net cash provided by financing activities				619,955		512,865
Effect of exchange rate changes				4,232		597
Net change in cash and cash equivalents				(287,806)		580,360
Cash and cash equivalents beginning of the year				810,819		230,459
Cash and cash equivalents end of the year	$ 810,819			523,013		810,819
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid
Interest paid
Alpha Time Acquisition Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from operations		(9,346)	827,635		1,498,591		1,941,118
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on Trust Account		(464,060)	(1,463,005)
Changes in operating assets and liabilities:
Prepaid expenses, non-current		(35,235)	(19,772)
Accrued offering costs and expenses		(74,663)	368,671
Due to HCYC		501,897
Due to related parties		186,290	250,390
Total cash provided by (used in) operating activities		104,883	(36,081)
CASH FLOWS FROM INVESTING ACTIVITIES
Principal deposited in Trust Account		(104,979)	(330,000)
Cash withdrawn from Trust Account in connection with redemption			23,302,146
Total cash used in investing activities		(104,979)	22,972,146
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from interests-free borrowings from related parties			352,500
Redemption of ordinary shares			(23,302,146)
Net cash provided by financing activities			(22,949,646)
Net change in cash and cash equivalents		(96)	(13,581)
Cash and cash equivalents beginning of the year		1,425	15,054		15,054
Cash and cash equivalents end of the year		1,329	1,473		$ 1,425		$ 15,054
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Remeasurement adjustment on class A ordinary shares subject to possible redemption		104,979	330,000
Subsequent measurement of ordinary shares subject to possible redemption		$ 464,060	$ 1,463,005